Contents of Significant Accounts - Bonds Payable - Additional Information (Detail) $ / shares in Units, shares in Millions						12 Months Ended
	Jul. 07, 2024	Jul. 07, 2021 USD ($) TWD ($)	May 18, 2020 TWD ($)	May 18, 2018	May 18, 2015 TWD ($) $ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2021 TWD ($) $ / shares	Jul. 07, 2021 $ / shares	Dec. 31, 2020 TWD ($)	May 18, 2020 USD ($)	May 18, 2015 USD ($)
Disclosure of detailed information about bonds [Line Items]
Bonds issued amount								$ 40,536,658,000		$ 18,690,384,000		$ 600,000,000
Convertible bonds						$ 215,000,000	$ 15,000,000
Convertible bonds converted into shares | shares						465	33
Currency linked zero coupon convertible bonds maturing on May 18, 2020 [member]
Disclosure of detailed information about bonds [Line Items]
Per annum interest rate related to early redemption of bonds					(0.25%)
Early Redemption Price, fixed exchange rate					30.708							1.00
Percentage of principal amount, bond will be redeemable for early redemption				99.25%
Conversion price per share | $ / shares					$ 17.50
Percentage of principal amount to redeem bonds on maturity date			98.76%
Value of the conversion right of the convertible bonds determined at issuance					$ 1,894,000,000
Principal amount of redemption											$ 369,000,000
Convertible bonds, issuance costs					$ 9,000,000
Effective interest rate on the liability component of the convertible bonds					2.03%
Cancelled convertible rights			$ 1,166,000,000
Currency linked zero coupon convertible bonds maturing on May 18, 2020 [member] | Bottom of range [member]
Disclosure of detailed information about bonds [Line Items]
Minimum holding period before issuer may redeem bonds					3 years
Percentage of closing stock price to conversion price for early redemption of bonds					125.00%
Percentage of principal amount that has already been converted, redeemed or repurchased and cancelled, where issuer may redeem the bonds					90.00%
Currency linked zero coupon exchangeable bonds maturing on July 7, 2026 [member]
Disclosure of detailed information about bonds [Line Items]
Bonds issued amount		$ 400,000,000
Per annum interest rate related to early redemption of bonds		(0.625%)
Early Redemption Price, fixed exchange rate		27.902
Percentage of principal amount, bond will be redeemable for early redemption	98.14%
Effective rate of the host bonds		3.49%
Currency linked zero coupon exchangeable bonds maturing on July 7, 2026 [member] | Bottom of range [member]
Disclosure of detailed information about bonds [Line Items]
Percentage of closing stock price to quotient of early redemption amount multiplied by then exchange price divided by principal amount of bonds		130.00%
Percentage of the bonds that have been previously redeemed, repurchased and cancelled or exchanged, where issuer may redeem the outstanding bonds		90.00%
Currency linked zero coupon exchangeable bonds maturing on July 7, 2026 [member] | Common Shares of Novatek [Member]
Disclosure of detailed information about bonds [Line Items]
Percentage of principal amount to redeem bonds on maturity date		96.92%
Exchange price per share | $ / shares								$ 709.2	$ 731.25